SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - Restricted performance share units $ / shares in Units, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) EquityInstruments $ / shares	Dec. 31, 2018 CAD ($) EquityInstruments $ / shares
Share-based payment transaction
Balance at January 1	4,990	4,886
Granted	2,263	2,807
Redeemed	(1,702)	(2,523)
Forfeited	(614)	(180)
Outstanding at end of period	4,937	4,990
Balance at January 1 | $	$ 5.14	$ 4.52
Granted | $ / shares	$ 4.54	$ 4.77
Redeemed | $ / shares	4.45	3.56
Forfeited | $ / shares	$ 4.71	$ 4.75
Outstanding at end of period | $	$ 5.16	$ 5.14